Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for Doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year	[1]	$ 1,351	$ 759	$ 1,208
Charges to Costs and Expenses	[1]	1,288	808	545
Charges to other accounts	[1]	(1,171)	(216)	(994)
Deductions	[1]	0	0	0
End of Year	[1]	1,468	1,351	759
Allowance for Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year		16,901	13,633	13,502
Charges to Costs and Expenses		0	0	0
Charges to other accounts		3,294	3,268	131
Deductions		0	0	0
End of Year		$ 20,195	$ 16,901	$ 13,633

[1]	Write-off net of recoveries for the allowance for credit losses.